Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loan receivable from Xiaoying Housing Loans
Loan receivable			$ 18,631,558	¥ 128,101,279	¥ 197,595,942
Provision for Loan and Lease Losses	$ 5,868,355	¥ 40,347,875
Xiaoying Housing Loan
Loan receivable from Xiaoying Housing Loans
Allowance for loan principal and interest receivables	3,768,652	25,911,367	3,768,652	25,911,367
Loan receivable			18,631,558	128,101,279	197,595,942
Loans receivable acquired during the year			26,881,255	184,822,069	194,912,711
Amount of outstanding undiscounted loan receivable			$ 28,372,852	¥ 195,077,545	¥ 219,450,422
Provision for Loan and Lease Losses	5,868,355	40,347,875
Less: Charge-offs	2,099,703	14,436,508
Allowance for loans receivable at end of the year	$ 3,768,652	¥ 25,911,367